Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details)	12 Months Ended
	Dec. 31, 2025 Bcf	Dec. 31, 2024 Bcf MMBbls	Dec. 31, 2023 Bcf	Dec. 31, 2022 Bcf
Proved Developed And Undeveloped Reserves [Roll Forward]
Sales of reserves in place (in MMbbl/Bcf) | MMBbls		2
Natural Gas
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	11,177	13,419	12,246
Extensions and discoveries (in MMbbl/Bcf)	105	202	1,185
Improved recovery (in MMbbl/Bcf)	180	152	603
Purchases of reserves in place (in MMbbl/Bcf)	799	1,090	0
Sales of reserves in place (in MMbbl/Bcf)	0	44	6
Production (in MMbbl/Bcf)	903	769	755
Economic revisions due to prices (in MMbbl/Bcf)	1,667	(3,860)	88
Revisions of prior estimates (in MMbbl/Bcf)	688	987	58
Proved reserves, net, ending balance	13,712	11,177	13,419
Net proved developed reserves (in MMbbl/Bcf)	4,457	3,357	4,040	4,975
Natural Gas | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	11,155	13,393	12,217
Extensions and discoveries (in MMbbl/Bcf)	105	202	1,185
Improved recovery (in MMbbl/Bcf)	180	152	603
Purchases of reserves in place (in MMbbl/Bcf)	799	1,090	0
Sales of reserves in place (in MMbbl/Bcf)	0	44	6
Production (in MMbbl/Bcf)	900	765	750
Economic revisions due to prices (in MMbbl/Bcf)	1,667	(3,860)	87
Revisions of prior estimates (in MMbbl/Bcf)	700	988	57
Proved reserves, net, ending balance	13,706	11,155	13,393
Net proved developed reserves (in MMbbl/Bcf)	4,455	3,347	4,029	4,956
Natural Gas | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	3	3	4
Extensions and discoveries (in MMbbl/Bcf)	0	0	0
Improved recovery (in MMbbl/Bcf)	0	0	0
Purchases of reserves in place (in MMbbl/Bcf)	0	0	0
Sales of reserves in place (in MMbbl/Bcf)	0	0	0
Production (in MMbbl/Bcf)	1	1	1
Economic revisions due to prices (in MMbbl/Bcf)	0	0	0
Revisions of prior estimates (in MMbbl/Bcf)	(2)	1	(1)
Proved reserves, net, ending balance	0	3	3
Net proved developed reserves (in MMbbl/Bcf)	0	3	1	1
Natural Gas | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	18	23	25
Extensions and discoveries (in MMbbl/Bcf)	0	0	0
Improved recovery (in MMbbl/Bcf)	0	0	0
Purchases of reserves in place (in MMbbl/Bcf)	0	0	0
Sales of reserves in place (in MMbbl/Bcf)	0	0	0
Production (in MMbbl/Bcf)	2	3	4
Economic revisions due to prices (in MMbbl/Bcf)	0	0	1
Revisions of prior estimates (in MMbbl/Bcf)	(10)	(2)	1
Proved reserves, net, ending balance	6	18	23
Net proved developed reserves (in MMbbl/Bcf)	2	7	10	19